Acquisition and Disposition Activity - Schedule of Business Acquisitions, by Acquisition (Parenthetical) (Detail) (Teche [Member])	12 Months Ended
Dec. 31, 2014
Teche [Member]
Business Acquisition [Line Items]
Estimated amortized period for fair value adjustment	85 months